Lease - Summary of right of use assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,559,333	₩ 1,472,035
Land buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,392,925	1,269,753
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 166,408	₩ 202,282